Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Regulatory Assets [Table Text Block]

(1)
Unrealized gains or losses on derivatives are non-cash items and, therefore, do not earn a rate of return or a carrying charge. These amounts are recoverable through utility rates as part of the annual Purchased Gas Adjustment (PGA) mechanism when realized at settlement.

(2)	Refer to footnote (3) per the Deferred Regulatory Asset table in Note 15 for a description of environmental costs.

(3)	This deferral represents the margin adjustment resulting from differences between actual and expected volumes.

(4)	These balances primarily consist of deferrals and amortizations under approved regulatory mechanisms. The accounts being amortized typically earn a rate of return or carrying charge.

(5)	Refer to footnote (1) of the Net Periodic Benefit Cost table per Note 8 for information regarding the deferral of pension expenses.

(6)	Estimated costs of removal on certain regulated properties are collected through rates. See "Accounting Policies—Plant, Property, and Accrued Asset Removal Costs" below.

	Regulatory Assets
In thousands	2017	2016
Current:
Unrealized loss on derivatives(1)	$18,712	$1,315
Gas costs	154	6,830
Environmental costs(2)	6,198	9,989
Decoupling(3)	11,227	13,067
Income taxes	2,218	4,378
Other(4)	7,272	6,783
Total current	$45,781	$42,362
Non-current:
Unrealized loss on derivatives(1)	$4,649	$913
Pension balancing(5)	60,383	50,863
Income taxes	19,991	38,670
Pension and other postretirement benefit liabilities	179,824	183,035
Environmental costs(2)	72,128	63,970
Gas costs	84	89
Decoupling(3)	3,970	5,860
Other(4)	15,579	14,130
Total non-current	$356,608	$357,530

Schedule of Regulatory Liabilities [Table Text Block]

	Regulatory Liabilities
In thousands	2017	2016
Current:
Gas costs	$14,886	$8,054
Unrealized gain on derivatives(1)	1,674	16,624
Decoupling(3)	322	—
Other(4)	17,131	15,612
Total current	$34,013	$40,290
Non-current:
Gas costs	$4,630	$1,021
Unrealized gain on derivatives(1)	1,306	3,265
Decoupling(3)	957	—
Income taxes	213,306	—
Accrued asset removal costs(6)	360,929	341,107
Other(4)	4,965	3,926
Total non-current	$586,093	$349,319

(1)
Unrealized gains or losses on derivatives are non-cash items and, therefore, do not earn a rate of return or a carrying charge. These amounts are recoverable through utility rates as part of the annual Purchased Gas Adjustment (PGA) mechanism when realized at settlement.

(2)	Refer to footnote (3) per the Deferred Regulatory Asset table in Note 15 for a description of environmental costs.

(3)	This deferral represents the margin adjustment resulting from differences between actual and expected volumes.

(4)	These balances primarily consist of deferrals and amortizations under approved regulatory mechanisms. The accounts being amortized typically earn a rate of return or carrying charge.

(5)	Refer to footnote (1) of the Net Periodic Benefit Cost table per Note 8 for information regarding the deferral of pension expenses.

(6)	Estimated costs of removal on certain regulated properties are collected through rates. See "Accounting Policies—Plant, Property, and Accrued Asset Removal Costs" below.